other long-term assets	6 Months Ended
Jun. 30, 2023
other long-term assets
other long-term assets
20	other long-term assets

		June 30,	December 31,
As at (millions)	Note	2023	2022
Pension assets	15	$307	$307
Unbilled customer finance receivables	4(a)	593	571
Derivative assets	4(d)	154	250
Deferred income taxes		33	19
Costs incurred to obtain or fulfill contracts with customers		173	154
Real estate joint venture advances	21(a)	114	114
Investment in real estate joint venture	21(a)	1	1
Investment in associates	21(b)	219	120
Portfolio investments [1]
At fair value through net income		26	21
At fair value through other comprehensive income		465	467
Prepaid maintenance		53	61
Refundable security deposits and other		138	118
		$2,276	$2,203

1	Fair value measured at reporting date using significant other observable inputs (Level 2).

The costs incurred to obtain and fulfill contracts with customers are set out in the following table:

Periods ended June 30, 2023 (millions)	Three months			Six months
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period	$400	$20	$420	$404	$15	$419
Additions	87	8	95	156	14	170
Amortization	(75)	(1)	(76)	(148)	(2)	(150)
Balance, end of period	$412	$27	$439	$412	$27	$439
Current [1]				$258	$8	$266
Non-current				154	19	173
				$412	$27	$439

1	Presented in the Consolidated statements of financial position in prepaid expenses.